GENERAL	3 Months Ended
Mar. 31, 2026
GENERAL [Abstract]
GENERAL
NOTE 1 -	GENERAL

Description of Business

TAT Technologies Ltd., (“TAT” or the “Company”) an Israeli corporation, incorporated in 1985, is a leading provider of solutions and services to the aerospace and defense industries. TAT has the following wholly owned subsidiaries, hereinafter collectively referred to as the “Group”: Limco-Piedmont Inc. (“Limco-Piedmont”), Limco Airepair Inc. (“Limco”), a wholly owned Delaware subsidiary of Limco-Piedmont, Piedmont Aviation Component Services LLC (“Piedmont”), a North Carolina limited liability company, wholly owned subsidiary of Limco-Piedmont Inc., and Turbochrome Ltd. (“Turbochrome”). Additionally, the Company holds 51% of TAT-Engineering LLC (“TAT-Engineering”), which was established in January 2016 as a joint venture. The accounting treatment of the joint venture is based on the equity method due to participating rights granted to the other stockholder.

TAT operations is focused on the following four segments: (i) original equipment manufacturing (“OEM”) of heat transfer solutions and aviation accessories mainly through its Kiryat Gat facility; (ii) MRO (“Maintenance Repair and Overhaul”) services for heat transfer components and OEM of heat transfer solutions through Limco; (iii) MRO services for aviation components (mainly Auxiliary Power Unit “APU” and Landing Gear “LG”) through Piedmont; and (iv) overhaul and coating of jet engine components through Turbochrome. TAT targets the commercial aerospace (serving a wide range of types and sizes of commercial and business jets), military aerospace and ground defense sectors. TAT’s shares are listed on both the NASDAQ (under the symbol TATT) and Tel-Aviv Stock Exchange (under the symbol TAT Tech).

On February 28, 2026, Israel and the United States launched a joint attack on Iran, targeting key officials, military commanders and facilities, resulting in the death of Iran’s Supreme Leader and other key officials and military commanders. In response, Iran launched ballistic missiles and drones against targets in Israel and in other countries in the region, including the United Arab Emirates, Bahrain and Kuwait, as well as at U.S. military assets in the Middle East. The escalation also contributed to resumption of hostilities between Israel and Hezbollah in Lebanon. In early April 2026, the United States and Iran agreed to a conditional ceasefire that included Israel, and a separate ceasefire arrangement is in place between Israel and Lebanon. Although a ceasefire has since been announced, regional tensions remain high and the security situation remains uncertain. The situation remains volatile, and we are unable to predict if, when, or on what terms further escalation may occur or be resolved.

Currently, TAT continues its business and operations but the intensity and duration of Israel’s current war is difficult to predict, as are such wars’ economic implications on our business and operations and on Israel's economy in general. We continue to monitor political and military developments closely. To date, the Company’s operations and financial results have not been materially affected by these events. Also, since this is an event beyond the Company’s control and may impact our Israeli activity, its continuation or cessation may affect our expectations. The Company continues to monitor its ongoing activities and will make any needed adjustments to ensure continuity of its business, while supporting the safety and well-being of its employees. For the three months ended March 31, 2026 and 2025, the Group’s activity in Israel contributed $13,296, and $12,272 million out of total revenue of $41,147 and $42,142, respectively.

Furthermore, global conflicts continue to create volatility in global financial and energy markets and contribute to supply chain shortages adding to the inflationary pressures in the global economy. These lead to higher material and labor costs, and as a result the Company decided to retain higher inventory levels. The Company actively collaborates with its suppliers to minimize the impacts of supply shortages on manufacturing and MRO services.

International operations are subject to a number of other risks, including import and export laws and the impact of tariffs. Changes in global tariff regimes, whether recently implemented or anticipated, may have broader implications for the Company’s operations. These may include increased volatility in purchasing prices due to shifting import costs, particularly with respect to raw materials and components sourced internationally.

Furthermore, elevated tariffs can affect the pricing structure and profitability of cross-border transactions, potentially requiring adjustments to existing contracts with customers and suppliers located outside of the United States. While the full impact of these tariffs remains uncertain, the Company expects that tariff related costs will be substantially passed to customers. As such, the Company is expecting minimal to no impact from the changes above.